Contracts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2026
Contracts Receivable, Net [Abstract]
Schedule of Contracts Receivable, Net

Contracts receivable, net is comprised of the following:

	As of March 31,
	2025	2026	2026
	HK$	HK$	US$
Contracts receivable	42,018,485	114,405,565	14,592,547
Allowance for expected credit losses	(9,894,252)	(23,108,734)	(2,947,543)
Balance at end of year	32,124,233	91,296,831	11,645,004

Schedule of Allowance for Expected Credit Losses

Allowance for expected credit losses consists of the following:

	As of March 31,
	2025	2026	2026
	HK$	HK$	US$
Beginning balance	3,094,465	9,894,252	1,262,022
Addition	6,799,787	13,214,553	1,685,530
Deconsolidation of subsidiaries	—	(71)	(9)
Ending balance	9,894,252	23,108,734	2,947,543